Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Formation and operating costs	$ 3,328,189	$ 172,935
Loss from operations	(3,328,189)	(172,935)
Other income (expense):
Interest income – bank	14	6
Interest earned on marketable securities held in Trust Account	42,746	7,721
Change in fair value of warrant liability	(6,342,500)	(590,001)
Transaction costs		(828,364)
Compensation expense		(51,667)
Unrealized gainloss on marketable securities held in Trust Account	744	(16,467)
Other expense, net	(6,298,996)	(1,478,772)
Net loss	$ (9,627,185)	$ (1,651,707)
Basic and diluted weighted average shares outstanding, Common stock subject to possible redemption (in Shares)	26,575,685	25,175,858
Basic and diluted net income (loss) per share, Common stock subject to possible redemption (in Dollars per share)	$ 0.00	$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)	11,757,648	9,280,127
Basic and diluted net loss per share, Non-redeemable common stock (in Dollars per share)	$ (0.82)	$ (0.18)